Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Basis of preparation

2. Basis of preparation

Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and Interpretations (“IFRS Accounting Standards”).

These consolidated financial statements were approved by the Board of Directors and the Audit Committee of the Company on April 29, 2025.

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, except for the revaluation to fair value of certain financial liabilities. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The principal accounting policies adopted are set out below.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date F-10
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“US$” or “$”), which was determined to be the Company’s functional currency (“functional currency”) and elected as the Company’s presentation currency, effective January 1, 2024. Previously, Swiss francs had been the Company’s functional and presentation currency. However, the Company’s Board of Directions determined that a switch to US$ was appropriate since over time transactions denominated in US$ had become more important relative to those denominated in Swiss francs and given the trading of the Company’s common shares in the USA. The change in functional currency of the Company was applied prospectively from the effective date. All items in the Company’s balance sheet were converted into the new functional currency using the exchange rate at the date of change, the resulting translated amounts for non-monetary items are treated as their historical cost. The change in presentation currency was applied retrospectively to the Company’s financial reporting and all comparative statements and notes have been restated accordingly applying the foreign exchange translation principles as set out below.

Going Concern

We expect our research and development expenses to remain significant as we continue to develop our RNA delivery platforms and advance or initiate the pre-clinical and clinical development of our product candidates. We also expect to continue to incur additional costs associated with operating as a public company. To the extent that we will be unable to generate sufficient cash proceeds from the planned divestiture or partnering of our legacy assets or other partnering activities, we will need substantial additional financing to meet these funding requirements. Additional funds may not be available on a timely basis, on favorable terms, or at all, and such funds, if raised, may not be sufficient to enable us to continue to implement our long-term business strategy. If we are not able to raise capital when needed, we could be forced to delay, reduce or eliminate our research and development programs, which could materially harm our business, prospects, financial condition and operating results. This could then result in bankruptcy, or the liquidation of the Company. These factors raise substantial doubt about our ability to continue as a going concern.

The financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The lack of a going concern assessment may negatively affect the valuation of the Company’s investments in its subsidiaries and result in a revaluation of these holdings. The Board of Directors will need to consider the interests of our creditors and take appropriate action to restructure the business if it appears that we are insolvent or likely to become insolvent.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described below.

Income taxes

As disclosed in Note 25 the Company has significant tax losses in Switzerland. These tax losses represent potential value to the Company to the extent that the Company is able to create taxable profits in Switzerland prior to expiry of such losses. Tax losses may be used within 7 years from the year the losses arose.

The Company also has tax losses in the United States, 80% of which may be used for an unlimited period of time, or for a shorter time period in accordance with prevailing state law.

At December 31, 2024, the Company has not recorded any deferred tax assets in relation to these tax losses (December 31, 2023: nil), Deferred tax assets on tax losses are only considered to the extent that they offset taxable temporary differences within the same entity. The key factors which have influenced management in arriving at this evaluation are the fact that the business is still in a development phase and the Company has not yet a history of making profits. Should management’s assessment of the likelihood of future taxable profits change, a deferred tax asset will be recorded. Income tax gain reflects the reassessment of deferred tax assets and liabilities booked in the 2024 fiscal year.

Impairment testing

As of December 31, 2024, the Company’s intangible assets of $4,627,072 (December 31, 2023: $4,627,072) consist of a world-wide exclusive license related to a peptide-based RNA delivery platform. The Company assesses at each statement of financial position date whether intangible assets which are not yet ready for use are impaired. Impairment exists when the carrying value of the asset exceeds its recoverable amount, which is the higher of its fair value, less costs of disposal and its value in use. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for the next eight years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the intangible asset being tested. The recoverable amount is most sensitive to the achievement of the expected future cash-inflows and to the discount rate.

The investment in an associate comprises the Company’s 49% share in Medica. As of December 31, 2024, the carrying amount of the investment amounted to $1,931,335 (December 31, 2023: $2,872,623) and includes a premium paid for the associate above the fair value of the Company’s share of the identifiable assets, liabilities and contingent liabilities at the acquisition date (see Note 10). The recoverable amount of the investment, including goodwill, is tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired. Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows of Medica are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate.

Development expenditures

The project stage forms the basis for the decision as to whether costs incurred for the Company’s development projects can be capitalized. We do not capitalize clinical development expenditures until the Company obtains regulatory approval (i.e. approval to commercially use the product), as this is considered to be essentially the first point in time where it becomes probable that future revenues can be generated. Up to 2022, direct development expenditures for the Company’s intranasal betahistine program for the treatment of vertigo (AM-125) were capitalized as the development is primarily focused on the delivery route and formulation and not the drug itself (already an approved generic) and aims to demonstrate higher bioavailability through intranasal delivery. All capitalized direct development expenditures were impaired as of December 31, 2022, based on the impairment test performed under IFRS Accounting Standards. No development costs were capitalized in 2024 or 2023.

As of each reporting date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed. As part of the process of preparing the Company’s financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing contracts, identifying services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when it has not yet been invoiced or otherwise notified of the actual cost.

Employee benefits

The Company maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS Accounting Standards as defined benefit pension plan.

The Company’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. The Company makes relevant actuarial assumptions with regard to the discount rate, future salary increases and life expectancy.

Research and Development and Accrued Expenses

The Company records the costs associated with research, nonclinical and clinical trials, and manufacturing process development as incurred. These costs are a significant component of the Company’s research and development expenses, with a substantial portion of the Company’s on-going research and development activities being conducted by third party service providers, including contract research and manufacturing organizations.

The Company accrues for expenses resulting from obligations under agreements with contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other outside service providers for which payment flows do not match the periods over which materials or services are provided to the Company. Accrued expenses are recorded based on estimates of services received and efforts expended pursuant to agreements established with CROs, CMOs, and other outside service providers. These estimates are typically based on contracted amounts applied to the proportion of work performed and determined through analysis with internal personnel and external service providers as to the progress or stage of completion of the services. The Company makes significant judgments and estimates in determining the accrued expense balance in each reporting period. In the event advance payments are made to a CRO, CMO, or outside service provider, the payments will be recorded as prepayments which will be expensed as the contracted services are performed. Inputs, such as the services performed, the number of patients enrolled, or the trial duration, may vary from the Company’s estimates. As actual costs become known, the Company adjusts its prepayments and accrued expenses.